Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 14, 2023	Dec. 31, 2022	Jun. 10, 2022	Feb. 15, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding			103,368,810			99,547,276
Exercise price of warrant			$ 1.07
Common Stock, Shares, Issued	13,417,826		12,487,438			185,959,043
Globe Capital Partners, LLC
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Issued				3,200,000
2017 Convertible Notes
Class of Warrant or Right [Line Items]
Exercise price of warrant					$ 0.01	$ 0.01
Class of Warrant or Right, Issued						364,955
Fair value of the warrants						$ 20
Common Stock, Shares, Issued					621,534
2017 Notes
Class of Warrant or Right [Line Items]
Exercise price of warrant						$ 0.01
Class of Warrant or Right, Issued						16,168,295
Fair value of the warrants						$ 800
Convertible Preferred Share Warrants
Class of Warrant or Right [Line Items]
Warrants issued	0		0			0
Convertible Preferred Share Warrants | B-2 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants issued	805,823		805,823
Warrants outstanding	805,823		805,823
Convertible Preferred Share Warrants | B-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants issued	410,123		410,123
Warrants outstanding	410,123		410,123
Convertible Preferred Share Warrants | B-4 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants issued	1,493,015		1,493,015
Warrants outstanding	1,493,015		1,493,015
Ordinary Share Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding	3,701,255		4,614,651
Number of ordinary warrants exercised		913,395
Exercise price of warrant		$ 0.01
Ordinary Share Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrants exercisable term	7 years
Ordinary Share Warrants | Maximum
Class of Warrant or Right [Line Items]
Warrants exercisable term	10 years